J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Funds

J.P. Morgan Institutional Funds

J.P. Morgan Mutual Fund Group

J.P. Morgan Mutual Fund Investment Trust

J.P. Morgan Mutual Fund Select Group

J.P. Morgan Series Trust

JPMorgan Value Opportunities Fund, Inc.

Undiscovered Managers Funds



Supplement Dated November 10, 2004

(Superseding Supplement dated October 27, 2004) to the Prospectuses for international fixed income funds dated December 29, 2003; international equity funds, tax aware funds and specialty funds, dated March 1, 2004; U.S. equity funds, dated May 1, 2004; and Undiscovered Managers Funds dated June 4, 2004




JPMorgan International Equity Funds

JPMorgan Fleming Asia Equity Fund
JPMorgan Fleming Emerging Markets Equity Fund
JPMorgan Fleming International Equity Fund
JPMorgan Fleming International Growth Fund
JPMorgan Fleming International Opportunities Fund
JPMorgan Fleming International Small Cap Equity Fund
JPMorgan Fleming International Value Fund
JPMorgan Fleming Intrepid European Fund JPMorgan Fleming Japan Fund



JPMorgan International Fixed Income Funds

JPMorgan Fleming Emerging Markets Debt Fund
JPMorgan Global Strategic Income Fund



JPMorgan Specialty Funds

JPMorgan Global 50 Fund
JPMorgan Global Healthcare Fund
JPMorgan Market Neutral Fund



JPMorgan Tax Aware Funds

JPMorgan Fleming Tax Aware International Opportunities Fund
JPMorgan Tax Aware U.S. Equity Fund

JPMorgan U.S. Equity Funds

JPMorgan Capital Growth Fund
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Small Cap Fund
JPMorgan Equity Growth Fund
JPMorgan Equity Income Fund
JPMorgan Growth and Income Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan U.S. Equity Fund
JPMorgan Value Opportunities Fund

Undiscovered Managers Funds

Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
Undiscovered Managers REIT Fund
UM Small Cap Growth Fund




The information below is intended to supplement and update the information in the above-referenced prospectuses. This supplement is not an offer to sell shares of any Fund and should be read with the above referenced prospectuses. You should read those prospectuses carefully before determining whether to invest in those Funds.



Front-End Sales Charges



For Class A shares of each of the Funds listed above (other than the JPMorgan International Fixed Income Funds listed above) purchased on or after November 15, 2004, the following front-end sales charges will apply. Please note that for cumulative purchases below $250,000, the front-end sales charges are being reduced.



TOTAL SALES CHARGE FOR FUNDS



Amount of Purchases   SALES CHARGE AS A % OF   SALES CHARGE AS A % OF    COMMISSION AS A % OF
                      THE OFFERING PRICE       YOUR INVESTMENT           OFFERING PRICE
Less than $50,000
                             5.25                5.54                     4.75
$50,000-$99,999
                             4.50                4.71                     4.05
$100,000-$249,999
                             3.50                3.63                     3.05
$250,000-$499,999
                             2.50                2.56                     2.05
$500,000-$999,999
                             2.00                2.04                     1.60
$1,000,000 or more*
                             None                None                     ** / ***

(footnotes on next page)

* There is no front-end sales charge for investments of $1 million or more in any Fund.


** The following is effective from November 15, 2004 through February 18, 2005:
For purchases from November 15, 2004 through February 18, 2005, any such purchase which is made with no up-front sales charge on which a payment is made to broker-dealers will be subject to a contingent deferred sales charge ("CDSC") payable by you based on the lower of the cost of shares being redeemed or their net asset value at the time of redemption if shares are redeemed within 12 months of the purchase date. If shares are held for up to six months there will be a CDSC of 1.00%, and if shares are held for six to twelve months there will be a CDSC of 0.75%. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments.


*** The following is effective beginning February 19, 2005: If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments.


Redemption Fees



For shares of the JPMorgan Global 50 Fund, the JPMorgan Global Healthcare Fund, the JPMorgan Fleming Tax Aware International Opportunities Fund, and each of the Funds listed under JPMorgan International Equity Funds and JPMorgan International Fixed Income Funds above ("Redemption Fee Funds") purchased after February 18, 2005, shareholders will pay a 2% redemption fee if they exchange or redeem shares of the Redemption Fee Funds within 60 days of the date of purchase. In general, shares of a Fund may be exchanged or redeemed at net asset value ("NAV"), less any applicable CDSC. However, shares of a Redemption Fee Fund purchased after February 18, 2005 and held for less than 60 days are redeemable (or exchangeable) at a price equal to 98% of the then-current NAV per share, less any applicable CDSC. This 2% redemption fee will directly affect the amount a shareholder who is subject to the redemption fee will receive upon redemption or exchange of affected shares. The redemption fees are paid to the Redemption F ee Funds and are designed to offset the brokerage commissions, capital gains impact, and administrative and other costs associated with fluctuations in Redemption Fee Fund asset levels and cash flow caused by short-term shareholder trading. The fee is not a deferred sales charge or commission paid to J.P. Morgan Investment Management Inc. ("JPMIM") or its affiliates and does not economically benefit JPMIM in any way. The Redemption Fee Funds reserve the right to modify the terms of or terminate this redemption fee at any time.



Certain accounts include multiple investors and such accounts typically provide the Redemption Fee Funds with a net purchase or redemption request on any given day where purchasers and sellers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to apply redemption fees and there can be no assurance that the Redemption Fee Funds will be able to apply the fee to such accounts in an effective manner.



The redemption fee will not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan's entire share position with the Redemption Fee Fund, shares redeemed by balance forward qualified retirement plans, or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program or shares redeemed as part of a bona fide asset allocation program; provided that the redemption fee may be charged in the event that the Redemption Fee Funds' distributor determines that such programs are being used as a market timing strategy. The Redemption Fee Funds will not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower min imum or no minimum for charging redemption fees. Please check with your Financial Intermediary for more details on its restrictions. If you received Class A shares following the conversion from Class B shares and you redeem those Class A shares within 60 days after the conversion, you will not be subject to the redemption fee with respect to the redemption of those shares. The redemption fee will not be imposed on involuntary share redemptions resulting from the closure of your account in the event that you fail to maintain the required minimum account balance.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



                                                                    SUP-JP111004